Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.48%
Advertising–0.49%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$4,855,000	$5,438,377
Lamar Media Corp.,
3.75%, 02/15/2028(b)	3,842,000	3,738,746
4.00%, 02/15/2030(b)	1,302,000	1,257,244
		10,434,367
Aerospace & Defense–0.23%
Boeing Co. (The),
5.15%, 05/01/2030	2,612,000	2,794,516
5.71%, 05/01/2040	1,132,000	1,242,772
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	96,000	76,800
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	280,363
TransDigm, Inc.,
6.50%, 07/15/2024	70,000	68,782
6.38%, 06/15/2026	141,000	131,456
Triumph Group, Inc., 7.75%, 08/15/2025	331,000	216,357
		4,811,046
Agricultural & Farm Machinery–0.07%
John Deere Capital Corp., 1.75%, 03/09/2027	1,205,000	1,238,103
Titan International, Inc., 6.50%, 11/30/2023	470,000	256,688
		1,494,791
Air Freight & Logistics–0.00%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	84,000	84,292
Airlines–3.62%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	1,984,923	1,276,334
Series 2016-1, Class AA, 3.58%, 01/15/2028	1,599,590	1,485,697
Series 2019-1, Class B, 3.85%, 02/15/2028	3,453,884	2,065,147
Series 2016-3, Class AA, 3.00%, 10/15/2028	3,748,025	3,294,157
Series 2017-1, Class AA, 3.65%, 02/15/2029	2,639,340	2,456,642
Series 2017-2, Class A, 3.60%, 10/15/2029	3,475,169	2,524,972
Series 2017-2, Class AA, 3.35%, 10/15/2029	4,340,174	3,824,733
Series 2019-1, Class AA, 3.15%, 02/15/2032	7,053,698	6,342,131
Avianca Holdings S.A. (Colombia), 9.00%, 05/10/2023(b)(c)	2,909,000	478,167
	Principal Amount	Value
Airlines–(continued)
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	$2,443,000	$1,894,827
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	5,780,306	5,077,050
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	3,090,000	2,687,934
Series 2019-1, Class AA, 3.20%, 04/25/2024	4,467,000	4,231,312
Series 2020-1, Class AA, 2.00%, 06/10/2028	4,673,000	4,312,420
Delta Air Lines, Inc.,
3.63%, 03/15/2022	328,000	298,811
3.80%, 04/19/2023	1,974,000	1,755,461
2.90%, 10/28/2024	5,963,000	4,843,906
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class B, 7.50%, 11/10/2023(b)	4,549,019	2,752,156
Series 2016-1, Class A, 4.88%, 05/10/2028(b)	4,169,922	2,814,874
Southwest Airlines Co.,
4.75%, 05/04/2023	2,265,000	2,297,502
5.25%, 05/04/2025	1,347,000	1,365,897
2.63%, 02/10/2030	2,920,000	2,433,348
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	1,413,273	1,183,484
Series 2016-1, Class B, 3.65%, 01/07/2026	2,199,380	1,458,150
Series 2019-2, Class B, 3.50%, 05/01/2028	2,708,000	1,762,000
Series 2018-1, Class A, 3.70%, 03/01/2030	4,343,239	3,257,068
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,079,192	3,717,656
Series 2019-1, Class A, 4.55%, 08/25/2031	1,932,797	1,446,260
Series 2019-1, Class AA, 4.15%, 08/25/2031	3,768,643	3,545,375
		76,883,471
Alternative Carriers–0.17%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	299,000	308,157
Series Y, 7.50%, 04/01/2024	264,000	291,087
4.00%, 02/15/2027(b)	1,966,000	1,966,639
Level 3 Financing, Inc.,
5.38%, 05/01/2025	717,000	738,449
5.25%, 03/15/2026	377,000	391,068
		3,695,400
Aluminum–0.04%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	600,000	610,869

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Aluminum–(continued)
Novelis Corp., 4.75%, 01/30/2030(b)	$198,000	$188,586
		799,455
Apparel Retail–0.44%
L Brands, Inc.,
6.88%, 11/01/2035	539,000	448,567
6.75%, 07/01/2036	303,000	253,535
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	267,000	215,553
Ross Stores, Inc.,
4.80%, 04/15/2030	1,811,000	2,107,490
5.45%, 04/15/2050	5,021,000	6,273,920
		9,299,065
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	58,000	59,166
4.88%, 05/15/2026(b)	560,000	568,296
		627,462
Asset Management & Custody Banks–1.18%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	4,316,000	4,649,560
Ameriprise Financial, Inc., 3.00%, 04/02/2025	3,368,000	3,623,020
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(d)	6,801,000	6,113,263
Bank of New York Mellon Corp. (The), Series G, 4.70%(e)	4,150,000	4,279,688
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	5,640,000	6,378,053
		25,043,584
Auto Parts & Equipment–0.04%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	200,000	168,506
Adient US LLC, 9.00%, 04/15/2025(b)	86,000	92,127
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	132,000	131,161
Dana, Inc., 5.38%, 11/15/2027	221,000	212,574
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 05/15/2027(b)	178,000	175,075
Tenneco, Inc., 5.00%, 07/15/2026	115,000	58,978
		838,421
Automobile Manufacturers–2.42%
Ford Motor Co.,
8.50%, 04/21/2023	2,897,000	3,015,632
9.00%, 04/22/2025	1,523,000	1,606,765
9.63%, 04/22/2030	79,000	87,888
4.75%, 01/15/2043	226,000	173,737
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	2,172,000	2,158,425
5.60%, 01/07/2022	410,000	411,025
5.58%, 03/18/2024	5,022,000	5,014,216
4.06%, 11/01/2024	3,800,000	3,586,250
4.39%, 01/08/2026	200,000	188,500
General Motors Financial Co., Inc.,
3.20%, 07/06/2021	1,175,000	1,175,836
Series B, 6.50%(e)	200,000	170,349
	Principal Amount	Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
2.85%, 11/01/2022(b)	$3,094,000	$3,095,347
4.30%, 02/01/2024(b)	12,491,000	12,791,503
2.65%, 02/10/2025(b)	4,837,000	4,568,947
3.50%, 11/02/2026(b)	6,522,000	6,382,905
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	539,000	538,429
Toyota Motor Credit Corp., 2.15%, 02/13/2030	3,256,000	3,308,445
Volkswagen Group of America Finance LLC (Germany),
1.37%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	2,876,000	2,831,540
3.35%, 05/13/2025(b)	200,000	208,604
		51,314,343
Automotive Retail–0.47%
Advance Auto Parts, Inc.,
4.50%, 12/01/2023	3,059,000	3,273,695
3.90%, 04/15/2030(b)	5,345,000	5,470,007
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	60,000	57,788
AutoZone, Inc., 3.75%, 04/18/2029	200,000	220,416
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	108,000	106,234
4.63%, 12/15/2027(b)	106,000	102,621
Murphy Oil USA, Inc., 5.63%, 05/01/2027	300,000	313,818
Penske Automotive Group, Inc., 5.50%, 05/15/2026	509,000	502,543
		10,047,122
Biotechnology–1.56%
AbbVie, Inc.,
2.60%, 11/21/2024(b)	6,155,000	6,472,893
3.20%, 11/21/2029(b)	8,476,000	9,118,134
4.05%, 11/21/2039(b)	8,944,000	10,070,271
4.88%, 11/14/2048	2,066,000	2,556,157
Amgen, Inc.,
2.45%, 02/21/2030	1,620,000	1,698,038
3.15%, 02/21/2040	3,141,000	3,302,800
		33,218,293
Brewers–0.31%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.00%, 04/13/2028	300,000	339,452
8.00%, 11/15/2039	2,307,000	3,539,796
4.35%, 06/01/2040	2,178,000	2,439,636
Molson Coors Beverage Co., 5.00%, 05/01/2042	249,000	256,771
		6,575,655
Broadcasting–0.21%
AMC Networks, Inc.,
5.00%, 04/01/2024	329,000	330,851
4.75%, 08/01/2025	61,000	61,616
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	223,000	203,422
Fox Corp., 3.50%, 04/08/2030	1,105,000	1,191,019
Gray Television, Inc., 7.00%, 05/15/2027(b)	167,000	176,780
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Broadcasting–(continued)
iHeartCommunications, Inc., 8.38%, 05/01/2027	$275,000	$257,762
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	300,000	167,593
ViacomCBS, Inc., 4.95%, 05/19/2050	2,014,000	2,047,152
		4,436,195
Building Products–1.20%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	7,294,000	7,321,164
2.49%, 02/15/2027(b)	2,850,000	2,768,484
2.72%, 02/15/2030(b)	5,968,000	5,702,329
3.38%, 04/05/2040(b)	5,693,000	5,090,503
3.58%, 04/05/2050(b)	3,849,000	3,477,415
Owens Corning, 4.30%, 07/15/2047	250,000	238,489
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	725,000	754,446
5.00%, 02/15/2027(b)	47,000	48,526
		25,401,356
Cable & Satellite–2.29%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	260,000	274,348
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	1,273,000	1,330,279
4.50%, 08/15/2030(b)	131,000	136,220
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	5,265,000	6,033,396
5.38%, 04/01/2038	249,000	297,693
5.75%, 04/01/2048	2,404,000	2,969,230
6.83%, 10/23/2055	4,253,000	5,777,712
Comcast Corp.,
3.95%, 10/15/2025	1,697,000	1,946,380
6.45%, 03/15/2037	1,802,000	2,635,622
4.60%, 10/15/2038	2,447,000	3,045,290
3.25%, 11/01/2039	994,000	1,091,253
3.45%, 02/01/2050	4,115,000	4,581,120
2.80%, 01/15/2051	3,419,000	3,381,328
4.95%, 10/15/2058	2,505,000	3,515,827
Cox Communications, Inc., 3.35%, 09/15/2026(b)	2,228,000	2,418,264
CSC Holdings LLC,
7.75%, 07/15/2025(b)	434,000	453,795
10.88%, 10/15/2025(b)	356,000	386,276
6.63%, 10/15/2025(b)	200,000	209,693
5.50%, 05/15/2026(b)	265,000	277,615
DISH DBS Corp.,
5.88%, 11/15/2024	239,000	236,585
7.75%, 07/01/2026	130,000	135,176
Globo Comunicacao e Participacoes S.A. (Brazil), 4.88%, 01/22/2030(b)	1,191,000	1,028,059
Intelsat Jackson Holdings S.A. (Luxembourg), 8.50%, 10/15/2024(b)(c)	265,000	151,740
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,802,000	5,499,430
	Principal Amount	Value
Cable & Satellite–(continued)
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	$200,000	$193,537
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	239,000	249,852
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	200,000	205,142
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	225,000	237,183
		48,698,045
Casinos & Gaming–0.08%
Boyd Gaming Corp.,
6.38%, 04/01/2026	115,000	114,657
6.00%, 08/15/2026	113,000	110,296
MGM Resorts International,
7.75%, 03/15/2022	301,000	313,966
6.00%, 03/15/2023	559,000	561,736
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	115,000	105,818
Station Casinos LLC, 4.50%, 02/15/2028(b)	133,000	117,622
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	319,000	310,223
		1,634,318
Coal & Consumable Fuels–0.03%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	107,000	105,460
4.13%, 02/15/2028(b)	89,000	83,159
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	602,000	457,951
		646,570
Commodity Chemicals–0.12%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	1,987,000	1,947,627
Koppers, Inc., 6.00%, 02/15/2025(b)	219,000	202,161
Olin Corp., 5.63%, 08/01/2029	509,000	461,223
		2,611,011
Communications Equipment–0.03%
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	281,000	294,341
5.25%, 08/01/2026	263,000	273,141
		567,482
Construction & Engineering–0.18%
AECOM, 5.13%, 03/15/2027	133,000	141,594
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028(b)	3,579,000	3,336,863
Valmont Industries, Inc., 5.00%, 10/01/2044	250,000	255,993
		3,734,450
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–0.18%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	$2,115,000	$2,083,275
Caterpillar, Inc., 3.25%, 04/09/2050	1,421,000	1,570,298
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	209,000	219,454
		3,873,027
Construction Materials–0.17%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	3,324,000	3,549,876
Consumer Finance–0.66%
Ally Financial, Inc.,
5.13%, 09/30/2024	434,000	452,764
4.63%, 03/30/2025	1,303,000	1,345,484
American Express Co., Series C, 4.03% (3 mo. USD LIBOR + 3.29%)(d)(e)	3,075,000	2,572,299
Capital One Financial Corp., 3.75%, 03/09/2027	304,000	318,114
Credit Acceptance Corp.,
5.13%, 12/31/2024(b)	1,381,000	1,278,288
6.63%, 03/15/2026	1,923,000	1,817,235
Navient Corp.,
7.25%, 01/25/2022	160,000	159,556
7.25%, 09/25/2023	1,040,000	1,001,640
5.00%, 03/15/2027	486,000	417,049
Springleaf Finance Corp., 7.13%, 03/15/2026	735,000	725,699
Synchrony Financial, 4.50%, 07/23/2025	3,823,000	3,855,927
		13,944,055
Copper–0.56%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	548,000	498,738
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	4,626,000	4,706,099
4.13%, 03/01/2028	2,747,000	2,675,757
4.25%, 03/01/2030	2,747,000	2,668,889
5.40%, 11/14/2034	1,102,000	1,094,181
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	445,000	255,214
		11,898,878
Data Processing & Outsourced Services–0.51%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	2,112,000	1,896,206
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	212,000	200,053
Fiserv, Inc., 4.20%, 10/01/2028	2,294,000	2,662,266
PayPal Holdings, Inc.,
2.65%, 10/01/2026	3,100,000	3,373,116
2.85%, 10/01/2029	2,398,000	2,596,634
		10,728,275
Department Stores–0.07%
Kohl’s Corp.,
9.50%, 05/15/2025	960,000	1,021,484
5.55%, 07/17/2045	249,000	195,483
	Principal Amount	Value
Department Stores–(continued)
Macy’s, Inc., 8.38%, 06/15/2025(b)	$366,000	$371,947
		1,588,914
Diversified Banks–10.29%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,942,631
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(e)	3,647,000	4,039,837
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	2,875,000	2,909,141
Bank of America Corp.,
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024(d)	8,342,000	9,039,328
2.59%, 04/29/2031	2,954,000	3,042,874
7.75%, 05/14/2038	2,724,000	4,360,162
Series AA, 6.10%(e)	6,150,000	6,477,149
Series DD, 6.30%(e)	1,950,000	2,136,878
Series Z, 6.50%(e)	4,301,000	4,638,005
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	3,136,732
Bank of Nova Scotia (The) (Canada), 4.90%(e)	4,916,000	4,866,840
Barclays Bank PLC (United Kingdom),
5.14%, 10/14/2020	765,000	775,625
7.63%, 11/21/2022	200,000	215,098
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	2,015,000	2,146,267
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)	250,000	274,185
Citigroup, Inc.,
3.50%, 05/15/2023	3,804,000	4,015,872
2.88%, (3 mo. USD LIBOR + 0.95%), 07/24/2023(d)	1,505,000	1,553,891
5.50%, 09/13/2025	4,297,000	5,032,020
3.11%, 04/08/2026	3,837,000	4,046,928
3.98%, 03/20/2030	3,823,000	4,282,152
4.41%, 03/31/2031	3,123,000	3,604,176
2.57%, (SOFR + 2.11%), 06/03/2031(d)	6,280,000	6,282,614
4.65%, 07/23/2048	1,895,000	2,354,206
Series Q, 5.95%(e)	1,570,000	1,467,950
Series T, 6.25%(e)	2,110,000	2,248,912
Series U, 5.00%(e)	7,500,000	7,026,562
Series V, 4.70%(e)	2,340,000	2,040,187
Credit Agricole S.A. (France), 8.13%(b)(e)	202,000	232,235
Federation des caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	5,293,000	5,377,689
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	6,573,000	6,717,606
HSBC Holdings PLC (United Kingdom),
1.39%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	1,194,000	1,179,883
6.00%(e)	4,549,000	4,422,015
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
2.30%, 08/15/2021	$4,545,000	$4,560,011
1.93%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	5,200,000	5,118,131
2.08%, 04/22/2026	5,189,000	5,316,321
3.63%, 12/01/2027	2,629,000	2,873,002
3.70%, 05/06/2030	3,823,000	4,262,581
2.74%, 10/15/2030	4,385,000	4,559,591
2.52%, 04/22/2031	4,233,000	4,332,296
2.96%, (SOFR + 2.52%), 05/13/2031(d)	1,621,000	1,672,406
3.11%, 04/22/2041	3,229,000	3,366,826
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(d)	1,850,000	2,247,538
Series W, 1.39% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	5,770,000	3,758,838
Series HH, 4.60%(e)	3,183,000	2,826,663
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(d)(e)	2,606,000	2,323,887
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(d)(e)	1,917,000	1,633,294
Royal Bank of Scotland Group PLC (The) (United Kingdom), 3.50% (3 mo. USD LIBOR + 1.48%), 05/15/2023(d)	5,172,000	5,323,579
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	2,947,000	2,928,286
4.13%, 07/15/2023(b)	3,876,000	3,926,601
Societe Generale S.A. (France),
7.38%(b)(e)	202,000	203,824
7.38%(b)(e)	1,507,000	1,520,608
7.38%(b)(e)	3,665,000	3,584,352
Standard Chartered PLC (United Kingdom),
2.10%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(d)	3,395,000	3,378,398
2.29%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	1,442,000	1,425,943
4.30%, 02/19/2027(b)	1,628,000	1,682,929
7.50%(b)(e)	200,000	206,109
7.75%(b)(e)	2,690,000	2,775,381
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	4,545,000	4,841,688
Wells Fargo & Co.,
2.19%, 04/30/2026	1,541,000	1,563,214
4.15%, 01/24/2029	3,823,000	4,374,057
3.07%, 04/30/2041	2,191,000	2,201,277
5.38%, 11/02/2043	7,518,000	9,646,304
4.75%, 12/07/2046	1,955,000	2,309,717
		218,629,302
Diversified Capital Markets–1.19%
Credit Suisse AG (Switzerland), 3.00%, 10/29/2021	2,065,000	2,130,863
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)	2,792,000	3,105,462
7.50%(b)(e)	2,410,000	2,479,637
7.25%(b)(e)	330,000	336,829
5.10%(b)(e)	4,230,000	3,918,038
Macquarie Bank Ltd. (Australia), 6.13%(b)(e)	5,010,000	4,976,608
	Principal Amount	Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland), 3.13% (3 mo. USD LIBOR + 1.47%), 08/13/2030(b)(d)	$7,801,000	$8,251,097
		25,198,534
Diversified Chemicals–0.20%
Chemours Co. (The), 7.00%, 05/15/2025	105,000	102,386
Dow Chemical Co. (The), 3.15%, 05/15/2024	1,743,000	1,830,245
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	2,259,000	2,264,146
		4,196,777
Diversified Metals & Mining–1.31%
Anglo American Capital PLC (South Africa),
5.38%, 04/01/2025(b)	4,531,000	4,981,246
5.63%, 04/01/2030(b)	3,674,000	4,232,368
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/14/2030(b)	3,425,000	3,537,426
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	285,000	259,833
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	5,532,000	5,730,828
6.25%, 07/15/2041	8,890,000	8,983,184
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	291,000	168,445
		27,893,330
Diversified REITs–0.85%
iStar, Inc., 4.75%, 10/01/2024	560,000	505,459
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	4,124,000	4,066,862
5.25%, 01/30/2026(b)	3,705,000	3,505,189
4.87%, 01/15/2030(b)	4,150,000	3,604,047
6.39%, 01/15/2050(b)	6,695,000	6,170,815
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	93,000	89,731
3.75%, 02/15/2027(b)	93,000	89,963
4.13%, 08/15/2030(b)	93,000	89,963
		18,122,029
Drug Retail–0.45%
CVS Pass Through Trust, 5.77%, 01/10/2033(b)	1,749,085	1,924,406
CVS Pass-Through Trust, 6.04%, 12/10/2028	1,254,003	1,379,430
Walgreens Boots Alliance, Inc., 4.10%, 04/15/2050	6,431,000	6,226,098
		9,529,934
Education Services–0.06%
Northwestern University, 2.64%, 12/01/2050	1,235,000	1,253,676
Electric Utilities–2.08%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	4,100,000	4,378,815
DPL, Inc., 4.35%, 04/15/2029	42,000	42,317
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,600,000	3,793,878
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	$6,655,000	$8,586,582
Entergy Corp., 3.75%, 06/15/2050	84,000	91,772
Georgia Power Co.,
2.85%, 05/15/2022	3,692,000	3,820,777
Series A, 2.20%, 09/15/2024	10,514,000	10,997,645
NRG Energy, Inc., 6.63%, 01/15/2027	622,000	663,870
Southern Co. (The), Series B, 5.50%, 03/15/2057(d)	11,592,000	11,755,256
		44,130,912
Electrical Components & Equipment–0.04%
EnerSys,
5.00%, 04/30/2023(b)	476,000	475,950
4.38%, 12/15/2027(b)	107,000	105,194
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	231,000	229,254
		810,398
Electronic Components–1.46%
Corning, Inc., 5.45%, 11/15/2079	26,986,000	30,997,930
Electronic Equipment & Instruments–0.01%
MTS Systems Corp., 5.75%, 08/15/2027(b)	316,000	285,525
Environmental & Facilities Services–0.01%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	188,000	186,388
Fertilizers & Agricultural Chemicals–0.02%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	125,000	130,729
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	211,000	216,275
		347,004
Financial Exchanges & Data–0.28%
Moody’s Corp.,
5.25%, 07/15/2044	1,592,000	2,109,134
3.25%, 05/20/2050	1,211,000	1,297,908
MSCI, Inc., 3.88%, 02/15/2031(b)	2,367,000	2,432,377
		5,839,419
Food Distributors–0.18%
Mars, Inc., 2.70%, 04/01/2025(b)	3,187,000	3,429,163
US Foods, Inc., 5.88%, 06/15/2024(b)	466,000	452,069
		3,881,232
Food Retail–0.27%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
3.50%, 02/15/2023(b)	3,502,000	3,531,154
6.63%, 06/15/2024	363,000	376,473
4.63%, 01/15/2027(b)	248,000	252,292
5.88%, 02/15/2028(b)	193,000	207,028
Alimentation Couche-Tard, Inc. (Canada), 2.95%, 01/25/2030(b)	1,259,000	1,269,204
		5,636,151
	Principal Amount	Value
Forest Products–0.17%
Georgia-Pacific LLC, 2.10%, 04/30/2027(b)	$3,157,000	$3,215,282
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	410,000	405,826
		3,621,108
Gas Utilities–0.08%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	298,000	312,337
5.88%, 08/20/2026	464,000	493,146
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	590,000	597,738
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	339,000	346,987
		1,750,208
Gold–0.14%
Newmont Corp., 2.25%, 10/01/2030	2,911,000	2,893,483
Health Care Equipment–0.16%
Becton Dickinson and Co.,
2.82%, 05/20/2030	188,000	200,040
3.79%, 05/20/2050	2,873,000	3,236,178
Teleflex, Inc., 4.88%, 06/01/2026	50,000	51,678
		3,487,896
Health Care Facilities–0.79%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	164,000	166,392
HCA, Inc.,
5.00%, 03/15/2024	9,094,000	10,024,273
5.38%, 02/01/2025	242,000	266,271
5.25%, 04/15/2025	151,000	171,406
5.88%, 02/15/2026	166,000	186,210
5.38%, 09/01/2026	111,000	123,283
5.50%, 06/15/2047	4,943,000	5,930,373
		16,868,208
Health Care REITs–0.51%
Diversified Healthcare Trust, 6.75%, 12/15/2021	2,606,000	2,534,764
Healthpeak Properties, Inc., 4.25%, 11/15/2023	946,000	994,871
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	605,000	627,328
4.63%, 08/01/2029	2,463,000	2,444,146
Physicians Realty L.P., 4.30%, 03/15/2027	1,697,000	1,679,121
Welltower, Inc., 3.10%, 01/15/2030	2,573,000	2,461,096
		10,741,326
Health Care Services–1.07%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	181,000	182,112
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Cigna Corp.,
3.75%, 07/15/2023	$3,210,000	$3,495,100
2.11%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(d)	5,327,000	5,262,554
4.38%, 10/15/2028	1,852,000	2,177,277
4.80%, 08/15/2038	5,241,000	6,549,351
CVS Health Corp.,
2.63%, 08/15/2024	2,882,000	3,047,025
4.25%, 04/01/2050	1,069,000	1,258,868
DaVita, Inc., 4.63%, 06/01/2030(b)	160,000	159,800
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	371,000	314,816
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	257,000	243,666
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	172,000	96,070
		22,786,639
Home Improvement Retail–0.18%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	131,000	118,454
Lowe’s Cos., Inc.,
4.00%, 04/15/2025	1,140,000	1,290,132
3.65%, 04/05/2029	225,000	254,782
5.13%, 04/15/2050	1,557,000	2,104,951
		3,768,319
Homebuilding–1.43%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	326,000	335,027
Beazer Homes USA, Inc., 5.88%, 10/15/2027	41,000	38,669
KB Home, 4.80%, 11/15/2029	456,000	461,552
Lennar Corp.,
8.38%, 01/15/2021	36,000	37,301
5.38%, 10/01/2022	324,000	340,529
4.75%, 11/15/2022	172,000	180,002
5.25%, 06/01/2026	636,000	685,964
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	9,643,000	9,183,463
6.00%, 01/15/2043	12,008,000	12,755,138
Mattamy Group Corp. (Canada),
5.25%, 12/15/2027(b)	174,000	169,324
4.63%, 03/01/2030(b)	1,700,000	1,567,986
Meritage Homes Corp., 5.13%, 06/06/2027	322,000	332,806
NVR, Inc., 3.00%, 05/15/2030	3,637,000	3,686,009
PulteGroup, Inc., 6.38%, 05/15/2033	15,000	17,085
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	352,000	350,279
5.75%, 01/15/2028(b)	226,000	223,415
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	57,000	57,065
		30,421,614
	Principal Amount	Value
Hotel & Resort REITs–0.07%
Service Properties Trust,
4.95%, 02/15/2027	$1,592,000	$1,288,051
4.95%, 10/01/2029	249,000	199,608
		1,487,659
Hotels, Resorts & Cruise Lines–0.27%
Carnival Corp., 11.50%, 04/01/2023(b)	1,101,000	1,175,145
Marriott International, Inc., 4.63%, 06/15/2030	1,684,000	1,726,691
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	4,120,000	2,786,481
		5,688,317
Household Products–0.06%
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(b)	90,000	91,359
7.00%, 07/15/2024(b)	732,000	737,603
Spectrum Brands, Inc.,
5.75%, 07/15/2025	331,000	342,375
5.00%, 10/01/2029(b)	108,000	105,820
		1,277,157
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 5.50%, 04/15/2025	733,000	753,608
Calpine Corp., 5.50%, 02/01/2024	248,000	250,633
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	210,000	222,600
		1,226,841
Industrial Conglomerates–0.73%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	4,313,000	4,315,824
General Electric Co., 5.55%, 01/05/2026	8,706,000	9,677,278
Honeywell International, Inc., 1.35%, 06/01/2025	1,445,000	1,475,601
		15,468,703
Industrial Machinery–0.24%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	576,000	484,621
EnPro Industries, Inc., 5.75%, 10/15/2026	489,000	482,183
Mueller Industries, Inc., 6.00%, 03/01/2027	492,000	466,692
Parker-Hannifin Corp., 3.25%, 06/14/2029	3,473,000	3,757,797
		5,191,293
Industrial REITs–0.11%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	1,844,000	1,630,216
Prologis L.P., 2.13%, 04/15/2027	612,000	633,898
		2,264,114
Integrated Oil & Gas–2.79%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	561,000	509,895
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Ecopetrol S.A. (Colombia), 6.88%, 04/29/2030	$5,875,000	$6,721,000
Exxon Mobil Corp., 2.99%, 03/19/2025	3,606,000	3,951,937
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	12,703,000	12,512,455
4.85%, 03/15/2021	3,228,000	3,179,580
2.60%, 08/13/2021	3,158,000	3,056,944
2.90%, 08/15/2024	12,587,000	10,069,600
3.20%, 08/15/2026	307,000	225,553
3.50%, 08/15/2029	263,000	178,182
6.20%, 03/15/2040	233,000	160,188
4.10%, 02/15/2047	315,000	184,275
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	353,000	355,024
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	110,000	100,877
5.95%, 01/28/2031(b)	115,000	93,714
6.95%, 01/28/2060(b)	1,670,000	1,306,090
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	10,449,000	10,835,888
4.25%, 04/16/2039(b)	1,687,000	1,837,655
4.38%, 04/16/2049(b)	2,407,000	2,672,749
Total Capital International S.A. (France), 3.13%, 05/29/2050	1,275,000	1,291,934
		59,243,540
Integrated Telecommunication Services–1.60%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	210,000	233,625
Altice France S.A. (France), 7.38%, 05/01/2026(b)	400,000	422,926
AT&T, Inc.,
1.96%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	2,832,000	2,774,908
5.25%, 03/01/2037	2,543,000	3,113,794
5.15%, 03/15/2042	3,508,000	4,210,199
5.35%, 12/15/2043	3,212,000	3,921,559
4.75%, 05/15/2046	2,529,000	2,957,631
5.15%, 11/15/2046	5,960,000	7,294,893
5.15%, 02/15/2050	350,000	438,514
CommScope, Inc., 6.00%, 03/01/2026(b)	413,000	435,263
Embarq Corp., 8.00%, 06/01/2036	425,000	454,465
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	146,000	51,248
11.00%, 09/15/2025(c)	159,000	56,544
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	46,000	51,512
7.20%, 07/18/2036	589,000	676,319
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,739,000	3,935,277
Verizon Communications, Inc., 4.81%, 03/15/2039	2,167,000	2,786,247
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	200,000	206,229
		34,021,153
	Principal Amount	Value
Interactive Media & Services–1.72%
Baidu, Inc. (China),
3.08%, 04/07/2025	$1,175,000	$1,225,835
3.43%, 04/07/2030	725,000	770,273
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	195,903
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	247,000	206,285
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	4,738,000	3,777,797
6.63%, 08/15/2027(b)	339,000	204,761
Match Group, Inc.,
4.63%, 06/01/2028(b)	1,522,000	1,571,465
5.63%, 02/15/2029(b)	5,513,000	5,837,936
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	2,073,000	2,145,933
1.81%, 01/26/2026(b)	1,509,000	1,518,449
3.60%, 01/19/2028(b)	4,305,000	4,668,415
2.39%, 06/03/2030(b)	3,532,000	3,531,945
3.93%, 01/19/2038(b)	3,137,000	3,562,455
3.24%, 06/03/2050(b)	975,000	973,674
3.29%, 06/03/2060(b)	996,000	999,914
Twitter, Inc., 3.88%, 12/15/2027(b)	5,404,000	5,400,622
		36,591,662
Internet & Direct Marketing Retail–0.62%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	2,190,000	2,631,505
4.40%, 12/06/2057	2,190,000	2,762,024
QVC, Inc.,
4.75%, 02/15/2027	1,787,000	1,711,053
5.45%, 08/15/2034	7,139,000	6,050,302
		13,154,884
Investment Banking & Brokerage–2.75%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	3,064,000	3,170,630
Charles Schwab Corp. (The),
Series E, 4.63%(e)	4,359,000	4,098,811
Series G, 5.38%(e)	6,002,000	6,317,105
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	3,308,000	3,556,604
6.75%, 10/01/2037	4,482,000	6,208,754
4.80%, 07/08/2044	4,091,000	5,044,624
Series P, 5.00%(e)	3,255,000	2,980,935
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	3,703,000	3,725,694
Morgan Stanley,
2.19%, 04/28/2026	2,657,000	2,732,785
4.35%, 09/08/2026	350,000	395,260
2.70%, 01/22/2031	13,075,000	13,488,037
3.62%, 04/01/2031	3,174,000	3,531,566
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	1,043,000	1,058,054
Raymond James Financial, Inc.,
4.65%, 04/01/2030	1,582,000	1,823,231
4.95%, 07/15/2046	218,000	252,292
		58,384,382
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
IT Consulting & Other Services–0.07%
DXC Technology Co., 4.45%, 09/18/2022	$1,396,000	$1,445,390
Leisure Facilities–0.01%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	247,000	235,602
Life & Health Insurance–2.36%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	3,226,000	3,201,510
Athene Global Funding, 2.50%, 01/14/2025(b)	3,288,000	3,217,452
Athene Holding Ltd.,
4.13%, 01/12/2028	6,831,000	6,629,000
6.15%, 04/03/2030	4,044,000	4,428,375
Brighthouse Financial, Inc., 4.70%, 06/22/2047	6,335,000	5,600,188
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	9,745,000	8,733,778
MetLife, Inc.,
4.13%, 08/13/2042	2,294,000	2,636,630
Series C, 5.25%(e)	3,814,000	3,420,681
Series D, 5.88%(e)	300,000	312,244
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	6,660,000	6,866,600
3.90%, 11/30/2049(b)	3,210,000	3,151,323
Prudential Financial, Inc., 3.91%, 12/07/2047	1,913,000	2,036,709
		50,234,490
Life Sciences Tools & Services–0.02%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	383,000	387,119
Managed Health Care–0.17%
Centene Corp.,
5.25%, 04/01/2025(b)	340,000	351,580
5.38%, 06/01/2026(b)	521,000	552,161
5.38%, 08/15/2026(b)	155,000	164,471
4.63%, 12/15/2029	221,000	238,934
UnitedHealth Group, Inc., 3.75%, 07/15/2025	2,040,000	2,333,615
		3,640,761
Marine Ports & Services–0.04%
Adani Abbot Point Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	1,004,000	857,629
Metal & Glass Containers–0.07%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	200,000	206,440
Ball Corp., 5.25%, 07/01/2025	359,000	403,464
Berry Global, Inc.,
5.50%, 05/15/2022	42,000	42,026
6.00%, 10/15/2022	58,000	58,639
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025(b)	195,000	197,317
7.88%, 07/15/2026(b)	252,000	252,732
	Principal Amount	Value
Metal & Glass Containers–(continued)
OI European Group B.V., 4.00%, 03/15/2023(b)	$73,000	$72,354
Trivium Packaging Finance B.V. (Netherlands), 5.50%, 08/15/2026(b)	200,000	210,282
		1,443,254
Movies & Entertainment–0.19%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	268,000	71,020
6.13%, 05/15/2027	285,000	73,388
AMC Entertainment, Inc., 10.50%, 04/15/2025(b)(f)	491,000	434,535
Netflix, Inc.,
5.88%, 11/15/2028	1,110,000	1,265,605
5.38%, 11/15/2029(b)	1,927,000	2,143,614
		3,988,162
Multi-line Insurance–1.17%
American International Group, Inc.,
3.40%, 06/30/2030	5,006,000	5,264,012
4.50%, 07/16/2044	2,160,000	2,432,274
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,877,000	2,897,165
4.63%, 04/29/2030(b)	6,945,000	6,974,272
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	1,724,000	1,745,089
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	3,068,000	3,442,942
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	1,670,000	2,178,647
		24,934,401
Multi-Utilities–0.41%
CenterPoint Energy, Inc.,
2.50%, 09/01/2024	3,068,000	3,187,163
Series A, 6.13%(e)	3,978,000	3,781,308
CMS Energy Corp., 4.75%, 06/01/2050(d)	1,684,000	1,725,149
		8,693,620
Office REITs–0.49%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	2,823,000	3,114,214
3.38%, 08/15/2031	1,766,000	1,916,266
4.00%, 02/01/2050	2,687,000	3,026,860
Boston Properties L.P., 3.25%, 01/30/2031	2,180,000	2,287,903
		10,345,243
Office Services & Supplies–0.00%
Pitney Bowes, Inc., 5.70%, 04/01/2023	92,000	70,485
Oil & Gas Drilling–0.01%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	223,000	94,399
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	207,000	107,101
Transocean, Inc., 8.00%, 02/01/2027(b)	81,000	44,955
		246,455
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.17%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$3,324,000	$3,455,207
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	256,000	219,792
		3,674,999
Oil & Gas Exploration & Production–1.38%
Antero Resources Corp., 5.63%, 06/01/2023	285,000	166,191
Apache Corp.,
5.10%, 09/01/2040	303,000	243,225
4.75%, 04/15/2043	66,000	51,271
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	151,000	132,595
Callon Petroleum Co.,
6.13%, 10/01/2024	231,000	76,952
6.38%, 07/01/2026	92,000	26,088
Cameron LNG LLC,
3.30%, 01/15/2035(b)	4,052,000	4,310,161
3.40%, 01/15/2038(b)	4,365,000	4,165,607
Concho Resources, Inc., 4.38%, 01/15/2025	6,682,000	6,867,605
Continental Resources, Inc.,
5.00%, 09/15/2022	10,398,000	9,937,369
4.50%, 04/15/2023	508,000	472,592
Diamondback Energy, Inc., 4.75%, 05/31/2025	44,000	46,109
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(b)	112,000	109,599
EQT Corp.,
6.13%, 02/01/2025	203,000	208,115
3.90%, 10/01/2027	62,000	54,599
7.00%, 02/01/2030	260,000	276,412
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	255,000	228,031
7.75%, 02/01/2028	304,000	284,685
Gulfport Energy Corp.,
6.63%, 05/01/2023	223,000	144,618
6.00%, 10/15/2024	236,000	138,797
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	82,000	80,875
PDC Energy, Inc., 5.75%, 05/15/2026	186,000	172,404
QEP Resources, Inc., 5.63%, 03/01/2026	480,000	257,686
Southwestern Energy Co.,
7.50%, 04/01/2026	100,000	92,316
7.75%, 10/01/2027	380,000	355,549
Whiting Petroleum Corp.,
5.75%, 03/15/2021(c)	241,000	28,995
6.63%, 01/15/2026(c)	172,000	20,323
WPX Energy, Inc.,
5.75%, 06/01/2026	398,000	399,156
5.25%, 10/15/2027	45,000	43,979
4.50%, 01/15/2030	25,000	22,961
		29,414,865
	Principal Amount	Value
Oil & Gas Refining & Marketing–0.62%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	$347,000	$320,952
EnLink Midstream Partners L.P.,
4.85%, 07/15/2026	371,000	299,733
5.60%, 04/01/2044	327,000	198,795
NuStar Logistics L.P., 6.00%, 06/01/2026	556,000	535,061
Parkland Corp. (Canada),
6.00%, 04/01/2026(b)	406,000	415,332
5.88%, 07/15/2027(b)	3,025,000	3,032,003
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	317,000	267,268
Petronas Capital Ltd. (Malaysia),
3.50%, 04/21/2030(b)	2,185,000	2,403,904
4.55%, 04/21/2050(b)	2,820,000	3,439,581
4.80%, 04/21/2060(b)	1,175,000	1,540,856
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	734,611
		13,188,096
Oil & Gas Storage & Transportation–8.77%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	232,000	194,445
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	236,000	240,753
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	241,000	224,881
DCP Midstream Operating L.P.,
5.38%, 07/15/2025	162,000	157,170
5.13%, 05/15/2029	394,000	359,452
Energy Transfer Operating L.P.,
5.88%, 01/15/2024	508,000	555,476
2.90%, 05/15/2025	4,157,000	4,155,768
3.75%, 05/15/2030	6,812,000	6,743,223
4.90%, 03/15/2035	8,311,000	8,115,987
5.00%, 05/15/2050	7,495,000	7,235,702
Series A, 6.25%(e)	515,000	392,299
Enterprise Products Operating LLC,
3.13%, 07/31/2029	3,743,000	3,971,984
2.80%, 01/31/2030	7,266,000	7,558,505
4.80%, 02/01/2049	2,264,000	2,650,090
4.20%, 01/31/2050	2,663,000	2,883,965
3.70%, 01/31/2051	12,852,000	13,046,514
3.95%, 01/31/2060	6,914,000	6,983,325
Series D, 6.88%, 03/01/2033	2,543,000	3,203,754
4.88%, 08/16/2077(d)	10,707,000	9,389,985
EQM Midstream Partners L.P., 5.50%, 07/15/2028	541,000	501,261
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	389,000	376,515
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	95,000	93,798
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	2,289,000	2,494,828
Kinder Morgan, Inc.,
7.80%, 08/01/2031	9,092,000	12,136,459
7.75%, 01/15/2032	7,333,000	9,831,453
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
1.90%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(d)	$7,864,000	$7,612,352
2.10%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	5,688,000	5,372,900
4.80%, 02/15/2029	2,251,000	2,457,597
4.70%, 04/15/2048	2,658,000	2,705,573
5.50%, 02/15/2049	3,582,000	4,067,524
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	357,000	249,173
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	6,930,000	8,325,122
ONEOK, Inc.,
5.85%, 01/15/2026	1,336,000	1,478,017
6.35%, 01/15/2031	5,289,000	5,984,393
Plains All American Pipeline L.P., Series B, 6.13%(e)	6,150,000	4,416,653
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	13,108,000	12,429,646
Sabine Pass Liquefaction LLC,
5.75%, 05/15/2024	362,000	400,872
4.50%, 05/15/2030(b)	1,339,000	1,468,524
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	2,398,000	2,416,237
5.13%, 02/01/2025	439,000	438,590
5.88%, 04/15/2026	677,000	690,432
5.00%, 01/15/2028	201,000	196,056
5.50%, 03/01/2030(b)	63,000	62,626
Western Midstream Operating L.P.,
4.00%, 07/01/2022	2,782,000	2,748,950
2.16%, (3 mo. USD LIBOR + 0.85%), 01/13/2023(d)	3,960,000	3,465,903
3.10%, 02/01/2025	2,176,000	2,035,909
4.75%, 08/15/2028	288,000	262,080
Williams Cos, Inc. (The), 3.50%, 11/15/2030	2,868,000	3,010,119
Williams Cos., Inc. (The),
4.13%, 11/15/2020	6,204,000	6,221,227
7.88%, 09/01/2021	140,000	150,913
3.60%, 03/15/2022	3,508,000	3,611,607
4.55%, 06/24/2024	399,000	433,006
		186,209,593
Other Diversified Financial Services–0.93%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	4,174,000	4,967,148
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	10,799,000	12,835,465
eG Global Finance PLC (United Kingdom), 6.75%, 02/07/2025(b)	259,000	262,858
Football Trust V, 5.35%, 10/05/2020(b)	450,270	455,237
ILFC E-Capital Trust II, 3.57% (3 mo. USD LIBOR +1.80%), 12/21/2065(b)(d)	620,000	281,663
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	242,000	244,876
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	241,000	251,304
	Principal Amount	Value
Other Diversified Financial Services–(continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	$378,000	$377,287
		19,675,838
Packaged Foods & Meats–0.24%
B&G Foods, Inc.,
5.25%, 04/01/2025	237,000	244,135
5.25%, 09/15/2027	96,000	98,739
Conagra Brands, Inc., 5.30%, 11/01/2038	300,000	383,424
Hershey Co. (The), 3.13%, 11/15/2049	2,708,000	2,965,524
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	217,000	225,640
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	249,000	304,285
5.00%, 06/04/2042	235,000	241,922
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	398,000	414,842
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	223,000	229,156
		5,107,667
Paper Packaging–0.12%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,547,000	2,593,164
Paper Products–0.15%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	157,000	150,900
5.50%, 01/15/2026	88,000	79,918
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	485,000	487,148
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	2,408,000	2,545,400
		3,263,366
Pharmaceuticals–1.26%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	188,000	191,270
5.50%, 11/01/2025(b)	177,000	183,306
9.00%, 12/15/2025(b)	202,000	221,569
Bayer US Finance II LLC (Germany),
1.75%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	5,692,000	5,545,552
3.88%, 12/15/2023(b)	1,964,000	2,120,311
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	8,003,000	8,649,663
3.20%, 06/15/2026(b)	2,969,000	3,334,592
3.40%, 07/26/2029(b)	300,000	343,584
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	200,000	156,377
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	245,000	243,546
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	205,000	209,478
Pfizer, Inc., 2.95%, 03/15/2024	5,041,000	5,547,618
		26,746,866
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–0.21%
Allstate Corp. (The), 4.20%, 12/15/2046	$1,439,000	$1,768,874
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	107,000	115,181
WR Berkley Corp., 4.00%, 05/12/2050	2,478,000	2,575,848
		4,459,903
Publishing–0.01%
Meredith Corp., 6.88%, 02/01/2026	322,000	299,188
Railroads–2.04%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	11,432,000	17,194,017
CSX Corp., 4.65%, 03/01/2068	3,310,000	4,242,928
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	408,000	340,127
Norfolk Southern Corp.,
2.55%, 11/01/2029	2,675,000	2,824,703
3.40%, 11/01/2049	3,411,000	3,759,871
3.05%, 05/15/2050	3,200,000	3,258,648
Union Pacific Corp.,
2.15%, 02/05/2027	3,612,000	3,801,785
2.40%, 02/05/2030	4,511,000	4,730,970
3.95%, 08/15/2059	2,761,000	3,200,309
		43,353,358
Regional Banks–2.57%
CIT Group, Inc., 5.00%, 08/01/2023	311,000	312,522
Citizens Bank N.A., 2.25%, 04/28/2025	2,836,000	2,896,958
Citizens Financial Group, Inc.,
2.38%, 07/28/2021	5,719,000	5,801,977
2.50%, 02/06/2030	3,492,000	3,367,844
3.25%, 04/30/2030	1,872,000	1,927,586
Series A, 5.33%(e)	1,100,000	934,147
Comerica, Inc., 5.63%(e)	1,560,000	1,555,320
Fifth Third Bancorp,
4.30%, 01/16/2024	2,610,000	2,843,524
2.38%, 01/28/2025	7,346,000	7,578,238
2.55%, 05/05/2027	2,252,000	2,340,269
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	1,300,000	1,395,006
Huntington Bancshares, Inc., Series F, 5.63%(e)	4,978,000	5,015,335
KeyCorp, 2.25%, 04/06/2027	5,075,000	5,084,636
M&T Bank Corp., Series F, 5.13%(e)	1,306,000	1,307,091
Synovus Financial Corp., 3.13%, 11/01/2022	2,349,000	2,365,431
Truist Bank,
1.50%, 03/10/2025	1,335,000	1,364,692
2.25%, 03/11/2030	1,312,000	1,298,031
Truist Financial Corp., Series P, 4.95%(e)	3,023,000	3,057,009
Zions Bancorporation N.A., 3.25%, 10/29/2029	4,390,000	4,187,391
		54,633,007
Research & Consulting Services–0.00%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	57,000	63,544
	Principal Amount	Value
Residential REITs–0.52%
Camden Property Trust, 2.80%, 05/15/2030	$1,458,000	$1,521,200
Essex Portfolio L.P., 3.63%, 08/15/2022	3,441,000	3,540,805
Spirit Realty L.P.,
4.00%, 07/15/2029	1,711,000	1,553,525
3.40%, 01/15/2030	5,071,000	4,363,106
		10,978,636
Restaurants–0.23%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	489,000	495,501
Aramark Services, Inc., 5.00%, 04/01/2025(b)	215,000	216,745
IRB Holding Corp., 6.75%, 02/15/2026(b)	239,000	224,615
Starbucks Corp., 4.45%, 08/15/2049	3,461,000	4,051,471
		4,988,332
Retail REITs–0.19%
Realty Income Corp., 3.25%, 01/15/2031	1,601,000	1,639,905
Regency Centers L.P., 4.13%, 03/15/2028	2,290,000	2,400,704
		4,040,609
Security & Alarm Services–0.02%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	201,000	188,579
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	240,000	247,762
		436,341
Semiconductor Equipment–0.09%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	1,769,000	1,845,602
Semiconductors–2.04%
Analog Devices, Inc.,
3.13%, 12/05/2023	2,313,000	2,469,164
2.95%, 04/01/2025	1,380,000	1,473,173
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	5,702,000	6,007,860
3.50%, 01/15/2028	6,453,000	6,623,981
Broadcom, Inc.,
4.70%, 04/15/2025(b)	475,000	521,566
5.00%, 04/15/2030(b)	4,626,000	5,124,586
4.30%, 11/15/2032(b)	4,525,000	4,793,860
Micron Technology, Inc.,
4.98%, 02/06/2026	1,945,000	2,186,481
4.19%, 02/15/2027	6,229,000	6,894,106
NXP B.V./NXP Funding LLC (Netherlands), 3.88%, 09/01/2022(b)	6,859,000	7,194,562
		43,289,339
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Soft Drinks–0.64%
Coca-Cola Co. (The),
2.60%, 06/01/2050	$4,042,000	$3,991,266
2.75%, 06/01/2060	2,739,000	2,686,130
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	6,480,000	6,581,072
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	250,000	297,395
		13,555,863
Sovereign Debt–1.57%
Abu Dhabi Government International Bond (United Arab Emirates),
2.50%, 04/16/2025(b)	2,355,000	2,456,854
3.13%, 04/16/2030(b)	3,390,000	3,655,979
3.88%, 04/16/2050(b)	2,515,000	2,876,531
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	8,040,000
Oman Government International Bond (Oman), 4.13%, 01/17/2023(b)	2,929,000	2,704,220
Peruvian Government International Bond (Peru), 2.39%, 01/23/2026	1,750,000	1,813,000
Qatar Government International Bond (Qatar),
3.40%, 04/16/2025(b)	1,045,000	1,117,365
3.75%, 04/16/2030(b)	1,935,000	2,157,409
4.40%, 04/16/2050(b)	1,520,000	1,810,518
Saudi Government International Bond (Saudi Arabia), 3.75%, 01/21/2055(b)	6,865,000	6,779,187
		33,411,063
Specialized Consumer Services–0.03%
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(b)	235,000	238,550
7.45%, 08/15/2027	463,000	492,428
		730,978
Specialized Finance–0.59%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	6,132,000	6,708,620
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	5,582,000	5,876,920
		12,585,540
Specialized REITs–0.25%
Crown Castle International Corp., 4.15%, 07/01/2050	1,215,000	1,407,675
Equinix, Inc.,
5.88%, 01/15/2026	723,000	759,012
3.20%, 11/18/2029	120,000	129,420
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	247,000	247,572
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	343,000	349,068
	Principal Amount	Value
Specialized REITs–(continued)
Iron Mountain, Inc.,
6.00%, 08/15/2023	$182,000	$184,294
5.75%, 08/15/2024	84,000	84,787
5.25%, 03/15/2028(b)	456,000	463,896
4.88%, 09/15/2029(b)	991,000	996,356
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	409,000	189,631
SBA Communications Corp., 4.88%, 09/01/2024	507,000	524,263
		5,335,974
Specialty Chemicals–0.27%
Ashland LLC, 4.75%, 08/15/2022	20,000	20,913
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	4,585,000	4,125,056
Element Solutions, Inc., 5.88%, 12/01/2025(b)	232,000	239,059
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	349,000	345,140
PolyOne Corp., 5.25%, 03/15/2023	219,000	236,153
PQ Corp., 6.75%, 11/15/2022(b)	195,000	199,507
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	469,000	499,278
		5,665,106
Steel–1.17%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	50,000	52,250
POSCO (South Korea),
2.38%, 01/17/2023(b)	18,285,000	18,468,569
2.50%, 01/17/2025(b)	6,160,000	6,339,716
		24,860,535
Systems Software–0.44%
Microsoft Corp., 4.25%, 02/06/2047	1,786,000	2,424,781
Oracle Corp., 3.60%, 04/01/2050	6,160,000	6,894,760
		9,319,541
Technology Distributors–0.12%
Avnet, Inc., 4.63%, 04/15/2026	2,151,000	2,403,621
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	80,000	82,916
		2,486,537
Technology Hardware, Storage & Peripherals–1.26%
Apple, Inc.,
2.05%, 09/11/2026	3,697,000	3,954,037
2.65%, 05/11/2050	4,452,000	4,590,061
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	708,000	736,097
4.00%, 07/15/2024(b)	3,021,000	3,142,663
5.85%, 07/15/2025(b)	1,195,000	1,339,286
6.02%, 06/15/2026(b)	4,064,000	4,595,942
4.90%, 10/01/2026(b)	1,778,000	1,923,863
8.10%, 07/15/2036(b)	249,000	302,187
8.35%, 07/15/2046(b)	4,240,000	5,387,438
NCR Corp., 8.13%, 04/15/2025(b)	785,000	848,781
		26,820,355
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	$214,000	$134,820
Thrifts & Mortgage Finance–0.11%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	67,000	60,457
Radian Group, Inc., 6.63%, 03/15/2025	2,269,000	2,315,515
		2,375,972
Tobacco–0.85%
Altria Group, Inc.,
3.80%, 02/14/2024	4,170,000	4,538,170
4.40%, 02/14/2026	6,730,000	7,720,339
4.80%, 02/14/2029	5,066,000	5,810,226
		18,068,735
Trading Companies & Distributors–1.30%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(d)	11,026,000	8,233,666
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	1,798,000	1,667,813
Air Lease Corp.,
3.88%, 04/01/2021	3,660,000	3,579,884
3.38%, 06/01/2021	3,865,000	3,722,658
3.00%, 09/15/2023	1,878,000	1,729,442
2.30%, 02/01/2025	300,000	262,032
Aircastle Ltd.,
5.00%, 04/01/2023	534,000	469,357
4.40%, 09/25/2023	3,823,000	3,226,357
BMC East LLC, 5.50%, 10/01/2024(b)	370,000	372,274
BOC Aviation Ltd. (Singapore), 2.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(d)	2,446,000	2,347,866
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	245,000	239,342
United Rentals North America, Inc.,
5.50%, 07/15/2025	192,000	199,220
5.88%, 09/15/2026	704,000	741,421
6.50%, 12/15/2026	327,000	350,238
5.50%, 05/15/2027	129,000	137,297
5.25%, 01/15/2030	343,000	358,372
		27,637,239
Trucking–1.29%
Aviation Capital Group LLC,
1.43%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	1,914,000	1,774,548
4.13%, 08/01/2025(b)	5,346,000	3,962,314
3.50%, 11/01/2027(b)	15,235,000	10,564,179
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(b)	273,000	219,765
10.50%, 05/15/2025(b)	215,000	240,263
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	2,655,000	2,644,672
	Principal Amount	Value
Trucking–(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	$3,281,000	$3,460,661
3.40%, 11/15/2026(b)	405,000	419,132
Ryder System, Inc.,
4.63%, 06/01/2025	3,480,000	3,780,082
2.90%, 12/01/2026	303,000	304,748
		27,370,364
Wireless Telecommunication Services–2.40%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	109,000	71,395
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	104,000	5,720
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	1,473,000	1,426,195
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	330,000	389,088
5.00%, 03/15/2044	4,622,000	5,984,506
4.35%, 05/01/2049	832,000	1,014,356
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	7,050,375	7,092,219
4.74%, 03/20/2025(b)	10,966,000	11,663,931
5.15%, 03/20/2028(b)	10,994,000	12,301,626
T-Mobile USA, Inc.,
6.50%, 01/15/2026	1,352,000	1,429,896
4.50%, 04/15/2050(b)	2,695,000	3,043,544
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	6,366,000	6,602,147
		51,024,623
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,883,495,276)		1,921,924,435
U.S. Treasury Securities–4.11%
U.S. Treasury Bills–0.16%
0.15% - 0.40%, 09/03/2020(g)(h)	3,335,000	3,333,718
U.S. Treasury Bonds–1.07%
2.00%, 02/15/2050	19,919,000	22,778,077
U.S. Treasury Notes–2.88%
0.38%, 04/30/2025	34,021,600	34,141,872
0.25%, 05/31/2025	985,000	982,634
0.50%, 04/30/2027	6,727,800	6,732,136
0.63%, 05/15/2030	19,483,200	19,431,067
		61,287,709
Total U.S. Treasury Securities (Cost $87,120,490)		87,399,504
	Shares
Preferred Stocks–1.59%
Diversified Banks–0.93%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	100	136,450
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,554	19,647,900
		19,784,350
Investment Banking & Brokerage–0.54%
Morgan Stanley, 7.13%, Series E, Pfd.	265,000	7,337,850
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	$4,072,500
			11,410,350
Regional Banks–0.12%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		95,000	2,508,000
Total Preferred Stocks (Cost $31,500,111)			33,702,700
	Principal Amount
Asset-Backed Securities–1.16%
Hertz Vehicle Financing II L.P., Series 2016-2A, Class B, 3.94%, 03/25/2022(b)		$7,500,000	6,233,829
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		4,254,785	3,854,773
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		10,943,572	10,210,160
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		4,447,625	4,416,581
Total Asset-Backed Securities (Cost $27,443,497)			24,715,343
Variable Rate Senior Loan Interests–0.53%(i)
Diversified REITs–0.53%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $11,495,195)(j)		15,370,226	11,163,326
Non-U.S. Dollar Denominated Bonds & Notes–0.50%(k)
Construction & Engineering–0.00%
Sarens Finance Co. NV (Belgium), 5.75%, 02/21/2027(b)	EUR	130,000	105,199
Diversified Banks–0.01%
Erste Group Bank AG (Austria), 6.50%(b)(e)	EUR	200,000	231,498
Food Retail–0.01%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	200,000	214,890
Integrated Telecommunication Services–0.22%
AT&T, Inc., Series B, 2.88%(e)	EUR	4,400,000	4,596,053
Movies & Entertainment–0.14%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,044,868
Sovereign Debt–0.12%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	2,765,000	2,523,794
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,355,217)			10,716,302
	Principal Amount	Value

Municipal Obligations–0.26%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)	$735,000	$727,297
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(j)(l)	360,000	3,600
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(j)(l)	350,000	230,731
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052	4,465,000	4,558,229
Total Municipal Obligations (Cost $5,518,457)		5,519,857
	Shares
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings LLC(j)(m) (Cost $0)	727,470	1
Money Market Funds–2.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(n)(o)	12,674,671	12,674,671
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(n)(o)	15,860,329	15,874,604
Invesco Treasury Portfolio, Institutional Class, 0.08%(n)(o)	14,485,338	14,485,338
Total Money Market Funds (Cost $43,029,751)		43,034,613
Options Purchased–0.15%
(Cost $2,762,899)(p)		3,182,005
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $2,062,159,280)		2,102,744,436
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 0.02%(n)(o)(q) (Cost $396,900)	396,900	396,900
TOTAL INVESTMENTS IN SECURITIES–100.83% (Cost $2,104,117,793)		2,141,754,986
OTHER ASSETS LESS LIABILITIES—(0.83)%		(17,586,570)
NET ASSETS–100.00%		$2,124,168,416
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Investment Abbreviations:
Conv.	– Convertible
DAC	– Designated Activity Co.
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $687,464,807, which represented 32.36% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $787,017, which represented less than 1% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security was out on loan at May 31, 2020.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.1
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Zero coupon bond issued at a discount.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,166,314	$76,843,066	$(87,334,709)	$-	$-	$12,674,671	$15,890
Invesco Liquid Assets Portfolio, Institutional Class	14,693,899	64,475,400	(63,288,202)	3,452	(9,945)	15,874,604	20,537
Invesco Treasury Portfolio, Institutional Class	26,475,788	87,820,646	(99,811,096)	-	-	14,485,338	16,869
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,674,320	(3,277,420)	-	-	396,900	15
Total	$64,336,001	$232,813,432	$(253,711,427)	$3,452	$(9,945)	$43,431,513	$53,311

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Amazon.com, Inc.	Call	06/18/2021	1	$ 2,780.00		$ 278,000	$19,575
Apple, Inc.	Call	06/18/2021	40	330.00		1,320,000	138,000
Microsoft Corp.	Call	03/19/2021	24	190.00		456,000	40,200
UnitedHealth Group, Inc.	Call	01/15/2021	8	290.00		232,000	31,480
Total Open Exchange-Traded Equity Options Purchased			73				$229,255

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	06/18/2021	127	$3,125.00		$39,687,500	$2,952,750

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
UnitedHealth Group, Inc.	Call	01/15/2021	3	$ 300.00	$ (3,006)	$90,000	$(9,983)	$(6,977)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	06/18/2021	40	$ 3,250.00	$ (243,311)		$13,000,000	$(666,400)	$ (423,089)
S&P 500 Index	Call	06/18/2021	40	3,150.00	(234,389)		12,600,000	(874,400)	(640,011)
S&P 500 Index	Call	01/15/2021	8	3,200.00	(11,575)		2,560,000	(117,880)	(106,305)
Total Exchange-Traded Equity Options Written						$(489,275)			$(1,658,680)	$(1,169,405)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	533	September-2020	$95,073,875	$(166,313)	$(166,313)
U.S. Treasury 2 Year Notes	2,724	September-2020	601,578,375	79,759	79,759
U.S. Treasury 5 Year Notes	113	September-2020	14,195,625	1,194	1,194
Subtotal—Long Futures Contracts				(85,360)	(85,360)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	530	September-2020	(73,703,125)	(100,499)	(100,499)
U.S. Treasury 10 Year Ultra Notes	1,136	September-2020	(178,724,750)	(810,111)	(810,111)
Subtotal—Short Futures Contracts				(910,610)	(910,610)
Total Futures Contracts				$(995,970)	$(995,970)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 33, Version 2	Buy	(5.00)%	Quarterly	12/20/2024	5.531%	USD	2,303,000	$(39,461)	$46,678	$86,139
Markit CDX North America High Yield Index, Series 33, Version 1	Sell	5.00	Quarterly	12/20/2024	5.531	USD	2,303,000	(119,962)	(46,678)	73,284
Total Centrally Cleared Credit Default Swap Agreements								$(159,423)	$—	$159,423

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

(a)	Implied credit spreads represent the current level, as of May 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2020	Barclays Capital	GBP	150,888	USD	186,163	$(247)
08/28/2020	Citibank N.A.	EUR	9,933,788	USD	10,937,796	(109,375)
08/28/2020	Goldman Sachs & Co.	CAD	19,863,000	USD	14,370,829	(55,804)
Total Forward Foreign Currency Contracts						$(165,426)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,921,924,435	$—	$1,921,924,435
U.S. Treasury Securities	—	87,399,504	—	87,399,504
Preferred Stocks	33,702,700	—	—	33,702,700
Asset-Backed Securities	—	24,715,343	—	24,715,343
Variable Rate Senior Loan Interests	—	—	11,163,326	11,163,326
Non-U.S. Dollar Denominated Bonds & Notes	—	10,716,302	—	10,716,302
Municipal Obligations	—	5,285,526	234,331	5,519,857
Common Stocks & Other Equity Interests	—	—	1	1
Money Market Funds	43,034,613	396,900	—	43,431,513
Options Purchased	3,182,005	—	—	3,182,005
Investments Matured	—	5,168	—	5,168
Total Investments in Securities	79,919,318	2,050,443,178	11,397,658	2,141,760,154
Other Investments - Assets*
Futures Contracts	80,953	—	—	80,953
Swap Agreements	—	159,423	—	159,423
	80,953	159,423	—	240,376
Other Investments - Liabilities*
Futures Contracts	(1,076,923)	—	—	(1,076,923)
Forward Foreign Currency Contracts	—	(165,426)	—	(165,426)
Options Written	(1,668,663)	—	—	(1,668,663)
	(2,745,586)	(165,426)	—	(2,911,012)
Total Other Investments	(2,664,633)	(6,003)	—	(2,670,636)
Total Investments	$77,254,685	$2,050,437,175	$11,397,658	$2,139,089,518

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Corporate Bond Fund